Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Consolidated Balance Sheets
Restricted cash and cash equivalents	$ 861.2	$ 1,261.0
Recoverables on paid losses	1,454.2	884.3
Derivative obligations, holding company	19.4	32.1
Holding company cash and investments
Consolidated Balance Sheets
Cash and investments pledged for derivative obligations	104.6	111.0
Portfolio investments
Consolidated Balance Sheets
Restricted cash and cash equivalents	854.4	1,246.4
Bonds, at cost	29,534.4	13,836.3
Preferred stocks, at cost	808.3	576.6
Common stocks, at cost	5,162.6	4,717.2
Investments in associates, at fair value	6,772.9	5,671.9
Derivatives and other invested assets, at cost	869.8	888.2
Assets pledged for derivative obligations, at cost	52.4	119.6
Portfolio investments | Fairfax India
Consolidated Balance Sheets
Fairfax India cash, portfolio investments and associates, at fair value	$ 3,079.6	$ 3,336.4